Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Australia | Government of Australia
Total	$ 18,570,000		$ 1,480,000			$ 20,050,000
Australia | Government of Australia, Australian Taxation Office
Total						19,150,000
Australia | Government of Australia, National Offshore Petroleum Safety And Environmental Management Authority
Total						780,000
Canada | Government of Saskatchewan
Total	5,700,000	$ 19,580,000	5,390,000		$ 350,000	31,020,000
Canada | Government of Saskatchewan, Saskatchewan Ministry Of The Economy
Total						24,910,000
Canada | Government of Saskatchewan, Saskatchewan Minister Of Finance
Total	5,700,000
Canada | Government of Saskatchewan, Ministry of Energy and Resources
Total					350,000
Canada | Government of Alberta
Total		25,470,000	890,000		$ 350,000	26,710,000
Canada | Government of Alberta, Provincial Treasurer Of Alberta
Total						18,500,000
Canada | Government of Alberta, Alberta Department Of Energy
Total		6,740,000
Canada | Government of Alberta, Alberta Minister Of Finance
Total						650,000
Canada | Government of Alberta, Alberta Department Of Resource Development
Total						560,000
Canada | Government of Alberta, Alberta Boilers Safety Association
Total						140,000
Canada | Government of Alberta, Alberta Petroleum Marketing Commission
Total						120,000
Canada | Government of British Columbia
Total		12,640,000	360,000			13,000,000
Canada | Government of British Columbia, British Columbia Minister Of Finance
Total		12,640,000
Canada | Government of British Columbia, British Columbia Energy Regulator
Total						340,000
Canada | Yellowhead County
Total			4,000,000			4,000,000
Canada | Alberta Energy Regulator
Total			2,500,000			2,500,000
Canada | Rural Municipality of Antler No. 61
Total			1,130,000			1,130,000
Canada | Rural Municipality of Enniskillen No. 3
Total		10,000	940,000			950,000
Canada | Rural Municipality of Souris Valley No. 7
Total			750,000			750,000
Canada | Rural Municipality of Lomond No. 37
Total			560,000			560,000
Canada | Brazeau County
Total			520,000			520,000
Canada | Clearwater County
Total			350,000			350,000
Canada | Rural Municipality of Coalfields No. 4
Total			350,000			350,000
Canada | Rural Municipality of Moose Creek No. 33
Total			340,000			340,000
Canada | Red Deer County
Total			330,000			330,000
Canada | Government of Canada
Total		280,000	30,000			310,000
Canada | Government of Canada, Receiver General
Total						310,000
Canada | Rural Municipality of Storthoaks No. 31
Total			160,000			160,000
Canada | Rural Municipality of Kindersley No. 290
Total			150,000			150,000
Canada | Rural Municipality of Laurier No. 38
Total			150,000			150,000
Canada | Rural Municipality of Pipestone
Total			140,000			140,000
Canada | Rural Municipality of Cymri No. 36
Total		40,000	100,000			140,000
Canada | Sturgeon County
Total			120,000			120,000
Croatia | Government of the Republic of Croatia
Total		2,250,000	710,000			2,960,000
Croatia | Government of the Republic of Croatia, Croatian Hydrocarbon Agency
Total						2,090,000
Croatia | Government of the Republic of Croatia, Ministry of Finance
Total						480,000
Croatia | Municipality of Stari Jankovci
Total		880,000	10,000			890,000
Croatia | City of Vinkovci
Total		760,000	10,000			770,000
Croatia | Municipality of Tompojevci
Total		730,000	10,000			740,000
Croatia | Municipality of Bogdanovci
Total		560,000	10,000			570,000
Croatia | Municipality of Nutar
Total		530,000	10,000			540,000
France | Government of France
Total	10,980,000		720,000			11,700,000
France | Government of France, Direction Des Grandes Entreprises
Total	10,980,000
France | Government of France, Tresor Public
Total			560,000
France | Government of France ATMO, Nouvelle Aquitaine
Total			160,000
France | Department of Gironde
Total		10,060,000	110,000			10,170,000
France | Department of Gironde, Direction Regionale Des Finances Publiques De Gironde
Total						10,170,000
France | Department of Seine et Marne
Total		7,760,000				7,760,000
France | Department of Seine et Marne, Tresorerie Generale De Seine Et Marne
Total		7,760,000
France | Department of Landes
Total		6,960,000				6,960,000
France | Department of Landes, Tresorerie Generale Des Landes
Total		6,690,000
France | Department of Essonne
Total		4,240,000				4,240,000
France | Department of Essonne, Recette Divisionnaire Des Impots De Etampes
Total		430,000
France | Department of Essonne, SIP Etampes
Total		1,650,000
France | Department of Essonne, Recette Divisionnaire Des Impots De L Essonne
Total		2,160,000
France | Municipality of Montargis
Total		2,250,000				2,250,000
France | Municipality of Montargis, Service Des Impots De Montargis
Total		2,250,000
France | Department of Loiret
Total		2,220,000				2,220,000
France | Department of Loiret, Direction Regionale Finances Loiret
Total		2,220,000
France | Municipality of Melun
Total		1,480,000				1,480,000
France | Municipality of Melun, Service Des Impots Particuliers Melun
Total		1,480,000
France | Municipality of Pau
Total		1,250,000				1,250,000
France | Municipality of Pau, Service Des Impots Particuliers De Pau
Total		1,250,000
France | Department of Pyrenees Atlantiques
Total		850,000				850,000
France | Department of Pyrenees Atlantiques, Direction Departementale Des Finances Publiques (DDFIP) De Pyrenees Atlantiques
Total		850,000
France | Municipality of Provins
Total		390,000				390,000
France | Municipality of Provins, Tresorerie de Provins
Total		390,000
France | Municipality of Corbeil Essones
Total		280,000				280,000
France | Municipality of Corbeil Essones, Tresorerie de Corbeil-Villabe
Total		280,000
Germany | Government of Germany
Total	95,290,000		740,000			96,030,000
Germany | Government of Germany, Federal Central Tax Office
Total						96,030,000
Germany | State of Lower Saxony
Total		3,740,000	260,000			4,000,000
Germany | State of Lower Saxony, State Authority For Mining Energy And Geology
Total						4,000,000
Hungary | City of Battonya
Total			120,000			120,000
Hungary | City of Battonya, Hungarian Treasury
Total			120,000
Ireland | Government of Ireland
Total	78,020,000		1,090,000			79,110,000
Ireland | Government of Ireland, Office Of The Revenue Commissioners
Total	78,020,000
Ireland | Government of Ireland, Commission For Regulation Of Utilities
Total			800,000
Ireland | Government of Ireland, Department Of Communications Climate Action And Environment
Total			290,000
Netherlands | Government of the Netherlands
Total	$ 108,510,000	250,000	3,300,000	$ 67,900,000		179,960,000
Netherlands | Government of the Netherlands, Tax and Customs Administration
Total						111,980,000
Netherlands | Government of the Netherlands, Energie Beheer Nederland BV
Total				$ 67,900,000
Netherlands | Municipality of Waalwijk
Total			640,000			640,000
Netherlands | Province of Friesland
Total			120,000			120,000
Slovakia | Government of Slovakia
Total			200,000			200,000
Slovakia | Government of Slovakia, Ministry Of The Environment
Total			200,000
United States of America | State of Wyoming
Total		12,640,000	100,000			12,740,000
United States of America | State of Wyoming, Department Of Revenue
Total						12,050,000
United States of America | State of Wyoming, State Lands And Investments
Total						610,000
United States of America | Government of the United States of America
Total		3,250,000				3,250,000
United States of America | Government of the United States of America, Office Of Natural Resources Revenue
Total		3,250,000
United States of America | County of Campbell, Wyoming
Total		860,000	$ 300,000			1,160,000
United States of America | County of Campbell, Wyoming, Campbell County Clerk
Total						1,160,000
United States of America | County of Niobrara, Wyoming
Total		830,000				$ 830,000
United States of America | County of Niobrara, Wyoming, Niobrara County Clerk
Total		$ 830,000